GENERAL	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1   -       GENERAL

Business Description:

Nova Ltd. (”Nova” or “the  Parent Company”) was incorporated and commenced operations in 1993 in the design, development and production of process control systems, used in the manufacturing of semiconductors. Nova has wholly owned subsidiaries in the United States of America (the “U.S.”), Japan, Taiwan, Korea, China, Singapore and Germany (together defined as the “Company”).

On January 25, 2022, the Company completed the acquisition of 100% shares of ancosys GmbH (hereinafter – ancosys) a privately-held German company. On July 1, 2023, ancosys, merged into Nova Measuring Instruments GmbH.

The ordinary shares of the Company are traded on the NASDAQ Global Market since April 2000 and on the Tel-Aviv Stock Exchange since June 2002.